SHARE BASED COMPENSATION (Summary of Stock Option Activity) (Details) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Employee Stock Option [Member]
Number of Options
Options outstanding (after modification of exercise price)	7,179,500			5,350,000
Granted	140,000	1,190,000	0
Forfeited	(304,912)
Expired	(92,918)
Exercised	(550,420)
Options outstanding	6,371,250	7,179,500		5,350,000
Options vested or expected to vest	5,915,969
Options exercisable	5,364,292
Weighted Average Exercise Price
Options outstanding	$ 0.25
Granted	$ 0.25
Forfeited	$ 0.25
Expired	$ 0.25
Exercised	$ 0.25
Options outstanding	$ 0.25	$ 0.25
Options vested or expected to vest	$ 0.25
Options exercisable	$ 0.25
Weighted Average Remaining Contract Life
Options outstanding	6 years 5 months 1 day
Options vested or expected to vest	6 years 4 months 13 days
Options exercisable	6 years 5 months 5 days
Aggregate Intrinsic Value
Options outstanding
Options vested or expected to vest
Options exercisable